Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Non-interest bearing	$ 8,385	$ 8,423
NOW accounts	31,807	29,725
Regular savings, tax escrow and demand clubs	25,413	26,655
Money market	37,772	30,123
Individual retirement accounts	7,069	6,975
Certificates of deposit	106,245	81,033
Total Deposits	$ 216,691	$ 182,934